Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Carrying amount at the beginning of the year	€ 929	€ 919
Additions and subscriptions	8	11
Change in the fair value	24	(3)
Divestments and reimbursements	(12)	(12)
Currency translation differences	(61)	15
Other changes	69	(1)
Carrying amount at the end of the year	€ 957	€ 929